Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2023	2024
Raw materials	$3,972	$4,246
Goods in transit	4,215	4,715
Work in progress	1,719	2,649
Finished goods	8,980	10,171
Inventories, gross	18,886	21,781
Impairment	(1,435)	(1,165)
Inventories, net	$17,451	$20,616